Property and Equipment (Details) - VEON Holdings B.V. [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Property and Equipment [Line Items]
Property and equipment	$ 624	$ 597	$ 570
Additions lease term	36	19
Addition of property and equipment	45	49
Interest expense	53	50
Cash outflows for leases	82	74
Property and equipment [Member]
Property and Equipment [Line Items]
Property and equipment	$ 17	$ 18